Convertible Debt	9 Months Ended
Sep. 30, 2017
Convertible Debt [Abstract]
CONVERTIBLE DEBT
8.	CONVERTIBLE DEBT

On April 28, 2017, the Company entered into a Note Purchase Agreement with Santiago Business Co. International Ltd, (“Santiago”), regarding its 10% Senior Secured Convertible Note due April 28, 2018, in an aggregate principal amount of $6,200,000 (the “Note”) and Santiago transferred to the Company certain shares of capital stock of a subsidiary of Santiago, Bluebell Business Limited, a company limited by shares organized and existing under the laws of the British Virgin Islands (“Bluebell”). Interest payments on the Note are due quarterly until repayment of the principal amount, which is due April 28, 2018. The Note is convertible by the holder into 77,500,000 shares of common stock of the Company (conversion price of $0.08 per share). If the Note is fully converted by the holder, the holder would receive shares representing 82.3% of the Company’s share capital outstanding as of September 30, 2017 (taking into account the shares issued upon conversion of the Note).